SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	May 09, 2019	Jan. 02, 2019	Sep. 30, 2018	Dec. 31, 2017	Dec. 13, 2016	May 15, 2015
Allowance for doubtful accounts	$ 26,513		$ 26,513	$ 0
Allowance for doubtful accounts			26,513	0
Accumulated deficit	(23,763,668)		(22,925,748)	(21,233,083)
Stock-based compensation	243,081	$ 290,700	775,700	273,250
Reduction of the derivative liability on warrants	0		0	$ 2,261,039		$ 2,261,039	$ 255,294	$ 696,000
Operating lease, right-of-use asset	223,503		$ 223,503
Lease liability	$ 223,503
Cumulative effect adjustment reduction of accumulated deficit						$ 2,261,039
Raw material harvested percentage			51.00%
Lease liability			$ 223,503
Estimated useful life			5 years
Reduction of the derivative liability on warrants			$ (1,565,039)
Employment Agreement [Member] | 50% to Iconic [Member]
Ownership percentage			51.00%
Employment Agreement [Member] | 40% To Bellissima [Member]
Ownership percentage			51.00%						51.00%
BiVi [Member]
Ownership percentage	51.00%		51.00%							51.00%
Bellissima Spirits LLC [Member]
Ownership percentage	51.00%		51.00%						51.00%
BiVi and Bellissima [Member]
Ownership percentage	51.00%
Securities Exchange Agreement [Member]
Ownership percentage					51.00%
Securities Exchange Agreement [Member] | Bellissima [Member]
Ownership percentage									51.00%
Securities Exchange Agreement [Member] | BiVi [Member]
Ownership percentage										51.00%
Securities Exchange Agreement [Member] | BiVi [Member] | Majority interest [Member]
Ownership percentage										51.00%
Securities Exchange Agreement [Member] | Bellissima Spirits LLC [Member]
Ownership percentage									51.00%
Securities Exchange Agreement [Member] | Bellissima Spirits LLC [Member] | Majority interest [Member]
Ownership percentage									51.00%
United Spirits, Inc. [Member]
Ownership percentage	51.00%
Effective January 1, 2019 [Member]
Cumulative effect adjustment reduction of accumulated deficit	$ 2,261,039
Reduction of the derivative liability on warrants	$ 2,261,039